Schedule of Debt Maturities (Details) - USD ($) $ in Millions	Jan. 31, 2017	Jan. 31, 2016
Schedule of Short-Term Borrowings [Abstract]
2018	$ 2,256
2019	3,497
2020	542
2021	3,311
2022	1,083
Thereafter	27,582
Long-term debt	$ 38,271	$ 40,959